Fair Value Liabilities - Additional Information (Detail)									1 Months Ended										3 Months Ended			4 Months Ended		12 Months Ended
		Nov. 03, 2016 USD ($) $ / shares shares		Jul. 11, 2016 USD ($) $ / shares shares		Jun. 01, 2016 $ / shares		Apr. 07, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares		Dec. 28, 2016 shares	Oct. 31, 2016 USD ($) shares	Jul. 02, 2016 USD ($) $ / shares		Jul. 01, 2016 USD ($) $ / shares		Jun. 30, 2015 USD ($) shares	Feb. 28, 2015 shares	Mar. 31, 2017 USD ($) $ / shares shares		Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares		Dec. 31, 2016 USD ($) $ / shares shares		Dec. 31, 2015 USD ($) $ / shares shares		Jun. 30, 2016 shares	Jun. 03, 2016 shares	Feb. 29, 2016 shares	Dec. 30, 2015 USD ($) shares
Derivative liability fair value | $									$ 36,344,180										$ 4,642,172			$ 26,592,532		$ 36,344,180		$ 26,592,532
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																										19.90%
Proceeds from Warrant Exercises | $																			$ 0		$ 1,335,950			$ 1,449,850		$ 3,161,220
Stock Issued During Period, Shares, New Issues																		2,724,000
Class of Warrant or Right, Outstanding									67,735,066										67,640,513			13,219,597		67,735,066		13,219,597
Share of Common stock underlying Warrant									1,399										1,392			160		1,399		160
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									13,219,597										94,553			13,219,597		13,219,597		13,219,597
Common Stock Issued In Exchange Of Warrants																			7
Common Stock [Member]
Closing price of common stock | $ / shares		$ 12,000																	$ 1.36
Conversion of Stock, Shares Issued		196																	4,308,824					40
Preferred Stock Shares Outstanding Convertible To Common Stock									976,667															976,667
Stock Issued During Period, Shares, New Issues																								32		0
2015 Notes
Warrant life		5 months 23 days																								1 year 3 months 29 days
Risk free rate		0.52%	[1]																							0.86%	[2]
Closing price of common stock | $ / shares		$ 18,000
Exercise price | $ / shares	[3]	$ 15,480
Stock price volatility	[4]	244.30%																								215.00%
Convertible Debt, Fair Value Disclosures | $																						$ 16,600,000				$ 16,600,000					$ 16,700,000
Derivative Liability Extinguished | $																								$ 5,519,044
Extinguishment of Debt, Amount | $												$ 13,700,000												13,666,887
Debt Conversion, Converted Instrument, Shares Issued												177
Debt Instrument, Face Amount | $																						$ 22,100,000				$ 22,100,000
2016 Subordination Warrants
Derivative liability fair value | $									$ 4,089															$ 4,089
Share of Common stock underlying Warrant									7															7
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									2															2							2
2016 Notes
Warrant life													1 year 10 months 2 days						1 year 29 days					1 year 3 months 29 days
Risk free rate													0.59%	[2]					1.03%	[5]				0.97%	[2]
Closing price of common stock | $ / shares									$ 3,420				$ 84,500,000						$ 2.80					$ 3,420
Exercise price | $ / shares									$ 2,980	[6]					$ 64,300,000	[6]			$ 1.90	[7]				$ 2,980	[6]
Stock price volatility	[4]												228.10%						240.90%					240.90%
Convertible Debt, Fair Value Disclosures | $									$ 75,800,000						$ 80,600,000				$ 16,000,000					$ 75,800,000
Derivative Liability Extinguished | $																			19,454,397
Extinguishment of Debt, Amount | $																			$ 42,750,968
Debt Conversion, Converted Instrument, Shares Issued																			762,672
Debt Instrument, Face Amount | $									$ 75,000,000										$ 32,249,032					$ 75,000,000
Derivative Liability, Fair Value, Gross Liability | $																			$ 20,800,000
2015 Subordination Warrants
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																								0.50%
Warrants To Purchase Common Stock																			37
Minimum [Member] | 2015 Notes
Warrant life																								5 months 23 days
Risk free rate	[1]																							0.29%
Closing price of common stock | $ / shares									$ 18,000													$ 1,600,000,000		$ 18,000		$ 1,600,000,000
Exercise price | $ / shares									14,900	[3]												1,500,000,000	[8]	$ 14,900	[3]	1,500,000,000	[8]
Stock price volatility	[4]																							224.70%
Minimum [Member] | 2016 Notes
Warrant life																			1 year 2 months 1 day
Risk free rate	[5]																		0.80%
Closing price of common stock | $ / shares																			$ 1.60
Exercise price | $ / shares	[7]																		$ 0.20
Maximum [Member] | 2015 Notes
Warrant life																								9 months 22 days
Risk free rate	[1]																							0.52%
Closing price of common stock | $ / shares									74,400,000													1,800,000,000		$ 74,400,000		1,800,000,000
Exercise price | $ / shares									$ 58,600,000	[3]												$ 1,700,000,000	[8]	$ 58,600,000	[3]	$ 1,700,000,000	[8]
Stock price volatility	[4]																							244.80%
Maximum [Member] | 2016 Notes
Warrant life																			1 year 3 months 29 days
Risk free rate	[5]																		0.89%
Closing price of common stock | $ / shares																			$ 2,352.20
Exercise price | $ / shares	[7]																		$ 2,336.20
Class A And Class B Warrants [Member]
Derivative liability fair value | $																						$ 61,941				$ 61,941
Series C Warrant [Member]
Conversion of Stock, Shares Converted																								138,158
Number of Warrants Exercised																	384,000
Proceeds from Warrant Exercises | $																	$ 979,200
Stock Issued During Period, Shares, New Issues																	1									118,000
Class of Warrant or Right, Outstanding									47,528													5,229,973		47,528		5,229,973
Share of Common stock underlying Warrant																						13				13
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									5,229,973									26				5,229,973		5,229,973		5,229,973
Series C Warrant [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues																						12		1
Series C Warrant [Member] | Unit Purchase Option
Derivative liability fair value | $																						$ 12,404,503				$ 12,404,503
Warrant life																										5 years
Risk free rate																										1.61%
Closing price of common stock | $ / shares																						$ 257,000,000,000				$ 257,000,000,000
Exercise price | $ / shares																						8,800,000,000				$ 8,800,000,000
Stock price volatility																										135.00%
Remaining Series C Warrants [Member] | Remaining Unit Purchase Options [Member]
Derivative liability fair value | $									$ 12,384,852															$ 12,384,852
Warrant life																								5 years
Risk free rate																								1.61%
Exercise price | $ / shares									$ 3,800,000,000															$ 3,800,000,000
Stock price volatility																								135.00%
Remaining Series C Warrants [Member] | Remaining Unit Purchase Options [Member] | Minimum [Member]
Closing price of common stock | $ / shares									198,200,000															$ 198,200,000
Remaining Series C Warrants [Member] | Remaining Unit Purchase Options [Member] | Maximum [Member]
Closing price of common stock | $ / shares									1,584,200,000															$ 1,584,200,000
Series D Warrant [Member]
Warrant life																								4 years 6 months		5 years 6 months
Risk free rate																								1.93%	[9]	1.80%	[10]
Closing price of common stock | $ / shares									3,420															$ 3,420
Exercise price | $ / shares									$ 12,000	[11]												$ 3,100,000,000	[12]	$ 12,000	[11]	$ 3,100,000,000	[12]
Stock price volatility	[4]																							240.90%		215.00%
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																								16.63%
Class of Warrant or Right, Outstanding									2,361,468										2,361,468			3,503,116		2,361,468		3,503,116
Share of Common stock underlying Warrant									1,193										1,193			8		1,193		8
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									3,503,116													3,503,116		3,503,116		3,503,116
Warrants To Purchase Common Stock																			1,193
Series D Warrant [Member] | Common Stock [Member]
Conversion of Stock, Shares Converted											1
Series D Warrant [Member] | 2015 Notes
Warrant life																			5 years
Series D Warrant [Member] | 2015 Subordination Warrants
Derivative liability fair value | $																			$ 1,524
Convertible Debt, Fair Value Disclosures | $																															$ 16,600,000
Derivative Liability, Fair Value, Gross Liability | $									$ 4,100,000													$ 14,100,000		$ 4,100,000		$ 14,100,000
Share of Common stock underlying Warrant									37															37
Series D Warrant [Member] | Minimum [Member]
Closing price of common stock | $ / shares																						$ 1,600,000,000				$ 1,600,000,000
Series D Warrant [Member] | Maximum [Member]
Closing price of common stock | $ / shares																						$ 1,800,000,000				$ 1,800,000,000
Series H Warrant [Member]
Warrant life																								5 years
Conversion of Stock, Shares Converted											48,000,000
Class of Warrant or Right, Outstanding									56,250,000										56,250,000					56,250,000
Share of Common stock underlying Warrant									7										7					7
Series H Warrant [Member] | Common Stock [Member]
Conversion of Stock, Shares Converted											0
Series H Warrant [Member] | 2016 Notes
Warrant life													5 years 6 months											5 years
Risk free rate	[10]												1.01%											1.93%
Closing price of common stock | $ / shares									$ 3,420				$ 84,500,000											$ 3,420
Exercise price | $ / shares	[13]								12,000						$ 99,800,000									$ 12,000
Stock price volatility	[4]												228.10%											240.90%
Series F Convertible Preferred Stock [Member]
Closing price of common stock | $ / shares									12,000,000,000															$ 12,000,000,000
Exercise price | $ / shares									$ 12,000,000,000,000															$ 12,000,000,000,000
Number Of Remaining Nonmandatory Shares		6,340
Debt Conversion, Converted Instrument, Shares Issued																			5,860
Conversion of Stock, Shares Converted		2,096							480
Conversion of Stock, Shares Issued									40
Non Mandatory Convertible Preferred Stock Value Issued | $									$ 298,159										$ 11,200,000					$ 298,159
Preferred Stock, Shares Outstanding									5,860															5,860
Financial Liabilities Fair Value Disclosure | $									$ 5,655,006															$ 5,655,006
Series F Convertible Preferred Stock [Member] | 2015 Notes
Extinguishment of Debt, Amount | $		$ 7,160,290
Debt Conversion, Converted Instrument, Shares Issued		8,436
Debt Instrument, Face Amount | $		$ 8,433,113
Series F Convertible Preferred Stock [Member] | Senior Secured Convertible Note [Member]
Non Mandatory Convertible Preferred Stock Value Issued | $		8,927,249
Series G Warrant [Member]
Warrant life				4 years 10 months 20 days		5 years																		4 years 4 months 28 days
Risk free rate				1.03%		1.39%	[14]																	1.93%	[10]
Closing price of common stock | $ / shares				$ 67,700,000		$ 40,500,000			$ 3,420															$ 3,420
Exercise price | $ / shares				$ 64,300,000	[15]	$ 39,900,000	[15]		$ 12,000	[16]														$ 12,000	[16]
Stock price volatility	[4]			225.80%		227.50%																		240.90%
Conversion of Stock, Shares Converted				85,000							48,000,000
Number of Warrants Exercised				85,000
Proceeds from Warrant Exercises | $				$ 113,900
Stock Issued During Period, Shares, New Issues				1
Class of Warrant or Right, Outstanding									3,075,000										3,075,000					3,075,000
Derivative Liability, Fair Value, Gross Liability | $									$ 272				$ 6,000,000											$ 272
Share of Common stock underlying Warrant									30										30					30
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																												31	31
Series G Warrant [Member] | Common Stock [Member]
Conversion of Stock, Shares Converted											0
Series G Warrant [Member] | June 2016 Unit Offering
Conversion of Stock, Shares Converted				85,000
Warrants Issued During Period Value | $				$ 118,424
Net Gain Loss On Exchange And Issuance Of Warrants | $				$ 30,547
Series E Warrants [Member]
Warrant life								5 years 10 months 20 days
Risk free rate	[14]							1.30%
Closing price of common stock | $ / shares								$ 196,300,000
Exercise price | $ / shares	[11]							$ 192,500,000
Stock price volatility	[4]							228.10%
Net Gain Loss On Exchange And Issuance Of Warrants | $								$ 4,141,773
Class of Warrant or Right, Outstanding								58,800,000
Derivative Liability, Fair Value, Gross Liability | $								$ 6,800,927
Share of Common stock underlying Warrant								2.5
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								2.5																						70
Common Stock Issued In Exchange Of Warrants								1
Business Combination Common Stock Exchange Ratio								2.5
Series F Preferred Stock [Member]
Warrant life													2 years						1 year 7 months 6 days					1 year 10 months 2 days
Risk free rate															0.81%	[17]			1.15%	[18]				0.00%	[17]
Closing price of common stock | $ / shares									$ 3,420				$ 18,000						$ 2.80					$ 3,420
Exercise price | $ / shares									$ 3,040	[19]					$ 12,000	[19]			$ 1.36	[20]				$ 3,040	[19]
Stock price volatility	[4]												0.00%						240.90%					0.00%
Conversion of Stock, Shares Issued																								236
Preferred Stock, Shares Outstanding									5,860															5,860
Series F Preferred Stock [Member] | 2015 Notes
Derivative Liability Extinguished | $		1,600,000
Extinguishment of Debt, Amount | $		$ 8,400,000
Series F Preferred Stock [Member] | Minimum [Member]
Risk free rate	[17]																							0.00%
Closing price of common stock | $ / shares									$ 3,680															$ 3,680
Exercise price | $ / shares	[19]								3,180															$ 3,180
Series F Preferred Stock [Member] | Maximum [Member]
Risk free rate	[17]																							0.00%
Closing price of common stock | $ / shares									3,700															$ 3,700
Exercise price | $ / shares	[19]								$ 3,200															$ 3,200

[1]	The risk-free interest rate was determined by management using the average of the 6 month and 1-year Treasury Bill as of the respective measurement date.
[2]	The risk-free interest rate was determined by management using the average of the 1-year and 2-year Treasury Bill as of the respective measurement date.
[3]	The conversion price was calculated based on the formula in the 2015 Notes agreement as of the respective measurement date
[4]	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
[5]	The risk-free interest rate was determined by management using the 1-year Treasury Bill as of the respective measurement date.
[6]	The conversion price was calculated based on the formula in the 2016 Notes agreement as of the respective measurement date
[7]	The conversion price was calculated based on the formula in the 2016 Notes as of the respective measurement dates.
[8]	The conversion price of the convertible notes was calculated based on the formula in the Notes agreement as of the respective measurement date
[9]	The risk-free interest rate was determined by management using the average of the 5-year Treasury Bill as of the respective measurement date.
[10]	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.
[11]	The exercise price of the Series D and Subordination Warrants was calculated based on the terms in the warrant agreement.
[12]	The exercise price of the Series D Warrants calculated by 120% of the arithmetic average of five weighted average price of the common stock on the five consecutive trading days prior to issuance date on December 30, 2015.
[13]	The exercise price of the Series H and Subordination Warrants was calculated based on the terms in the warrant agreement.
[14]	The risk-free interest rate was determined by management using an average of the 5-year and 7-year Treasury Bill as of the respective measurement date.
[15]	The exercise price of the Series G Warrants was calculated based on the terms in the warrant agreement.
[16]	The exercise price of the Series G Warrants as defined in the warrant agreement at June 1, 2016. The reset provision at July 1, 2016 that was known at June 30, 2016.
[17]	The risk-free interest rate was determined by management using the 2-year Treasury Bill as of the respective measurement date.
[18]	The risk-free interest rate was determined by management using the average of the 1 and 2 year Treasury Bill as of the respective measurement date.
[19]	The conversion price of the Series F was calculated based off the lower of the fixed conversion rate of $12,000 (split adjusted) and 85% of the lower of the (1) 3 lowest VWAP days in the past 20 trading days and (2) the VWAP of the preceding day.
[20]	The exercise price of the Series F Preferred Stock was calculated based on the terms in the agreement.